Share-Based Payments - Restricted Stock Unit Activity (Detail) (Restricted Stock Units [Member], USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	37,860
Granted, shares	10,253
Vested, shares	(13,943)
Reinvested dividend equivalents, shares	1,139
Forfeited, shares	(2,558)
Nonvested, end of period, shares	32,751
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share	$ 19.34
Granted, weighted-average grant date fair value per share	$ 27.39
Vested, weighted-average grant date fair value per share	$ 18.16
Reinvested dividend equivalents, weighted-average grant date fair value per share	$ 29.14
Forfeited, weighted-average grant date fair value per share	$ 21.98
Nonvested, end of period, weighted-average grant date fair value per share	$ 22.50